ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2022	December 31, 2021
Accounts payable	$750	$2,437
Accrued liabilities	2,097	2,054
	$2,847	$4,491